UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

The Osterweis Strategic Income Fund
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Principal Amount		Value
	BONDS: 92.0%

	CONVERTIBLE BONDS: 32.5%
	Communications Equipment: 2.8%
	Amdocs Ltd,
$883,000	0.500%, 03/15/2024	$876,377
	CommScope, Inc.,
5,025,000	1.000%, 03/15/2024	5,025,000
		5,901,377
	Insurance: 6.8%
	Prudential Financial, Inc.
7,250,000	0.366%, 12/15/2037[1]	6,898,375
	USF&G Corp.,
7,500,000	0.000%, 03/03/2009	7,434,375
		14,332,750
	Internet & Catalog Retail: 1.7%
	Collegiate Pacific, Inc.,
3,945,000	5.750%, 12/01/2009	3,673,781

	Internet Software & Services: 6.4%
	Digital River, Inc.,
8,295,000	1.250%, 01/01/2024	8,315,737
	Euronet Worldwide, Inc.,
5,825,000	1.625%, 12/15/2024	5,191,531
		13,507,268
	Media: 1.3%
	Sinclair Broadcast Group, Inc.,
663,000	6.000%, 09/15/2012	304,980
	Lions Gate Entertainment Corp.,
3,350,000	2.938%, 10/15/2024	2,340,813
		2,645,793
	Pharmaceuticals: 0.8%
	Watson Pharmaceuticals, Inc.
1,750,000	1.750%, 03/15/2023	1,636,250

	Software: 6.7%
	Magma Design Automation,
2,800,000	2.000%, 05/15/2010	1,613,500
	Mentor Graphics Corp.,
3,815,000	4.356%, 08/06/2023[1]	3,757,775
	Novell, Inc.,
1,750,000	0.500%, 07/15/2024	1,680,000
	Red Hat, Inc.,
7,050,000	0.500%, 01/15/2024	7,058,813
		14,110,088
	Specialty Retail: 2.6%
	Lithia Motors, Inc.,
6,513,000	2.875%, 05/01/2014	5,552,333

	Wireless Telecommunication Services: 3.4%
	American Tower Corp.,
7,617,000	5.000%, 02/15/2010	7,169,501

	TOTAL CONVERTIBLE BONDS
	(Cost $69,828,160)	68,529,141

	CORPORATE BONDS: 59.5%

	Apparel Manufacturing: 3.2%
	Jones Apparel Group, Inc.,
7,680,000	4.250%, 11/15/2009	6,758,400

	Automotive: 1.5%
	Ford Motor Credit Co.,
3,200,000	5.800%, 01/12/2009	3,190,947

	Auto Components: 2.1%
	Goodyear Tire & Rubber Co.,
5,000,000	6.318%, 12/01/2009[1]	4,575,000

	Banks: 0.3%
	Emigrant Capital Trust,
1,750,000	3.765%, 04/14/2034[1]	704,319

	Communications: 3.3%
	Sprint Cap Corp.,
7,091,000	6.375%, 05/01/2009	7,047,234

	Computers & Peripherals: 2.5%
	NCR Corp.,
5,425,000	7.125%, 06/15/2009	5,441,497

	Consumer Finance: 3.7%
	Discover Financial Services,
5,000,000	2.629%, 06/11/2010[1]	4,283,040
1,750,000	2.538%, 02/10/2009[1]	1,610,413
	SLM Corp.,
525,000	2.190%, 04/01/2009[1]	488,602
1,764,000	2.350%, 02/01/2010[1]	1,383,929
		7,765,984
	Electronic Equipment & Instruments: 0.6%
	Itron, Inc.,
1,450,000	7.750%, 05/15/2012	1,256,063

	Food Products: 6.7%
	Dean Foods Co.,
7,325,000	6.625%, 05/15/2009	7,288,375
	Smithfield Foods, Inc.,
6,020,000	8.000%, 10/15/2009	5,749,100
	Carrols Corp.,
1,750,000	9.000%, 01/15/2013	1,190,000
		14,227,475
	Heavy Construction Equipment Rental And Leasing: 0.7%
	United Rentals North America, Inc.,
1,750,000	6.500%, 02/15/2012	1,391,250

	Hotels, Restaurants & Leisure: 4.6%
	MGM Mirage,
5,000,000	6.000%, 10/01/2009	4,800,000
	Real Mex Restaurants, Inc.,
3,750,000	10.000%, 04/01/2010	2,868,750
	Royal Caribbean Cruises Ltd,
2,500,000	8.750%, 02/02/2011	1,937,500
		9,606,250
	Household Durables: 1.4%
	Whirlpool Corp.,
3,050,000	2.496%, 06/15/2009[1]	2,888,551

	Insurance: 5.6%
	Lincoln National Corp.,
6,695,000	1.523%, 04/06/2009[1]	6,483,036
	Presidential Life Corp.,
5,610,000	7.875%, 02/15/2009	5,308,463
		11,791,499
	Media: 3.6%
	Interpublic Group, Inc.,
7,315,000	5.400%, 11/15/2009	6,546,925
	Valassis Communications, Inc.,
1,035,000	6.625%, 01/15/2009	1,033,706
		7,580,631
	Medical Equipment Rental & Leasing: 1.0%
	Universal Hospital Services, Inc.,
2,200,000	10.125%, 11/01/2011	2,180,750

	Motor Vehicle Parts & Accessories: 2.6%
	Stoneridge, Inc.,
7,450,000	11.500%, 05/01/2012	5,401,250

	Office Electronics: 3.2%
	Xerox Corp.,
3,030,000	9.750%, 01/15/2009	3,026,973
4,000,000	2.598%, 12/18/2009[1]	3,698,672
		6,725,645
	Primary Metal Industries: 1.4%
	Blaze Recycling & Metals LLC,
1,000,000	10.875%, 07/15/2012	755,000
	Coleman Cable, Inc.,
3,575,000	9.875%, 10/01/2012	2,274,594
		3,029,594
	Retail: 4.2%
	Elizabeth Arden, Inc.,
2,625,000	7.750%, 01/15/2014	1,719,375
	Harry & David Operations Corp.,
4,175,000	7.203%, 03/01/2012[1]	1,356,875
	Home Depot, Inc.,
6,075,000	2.046%, 12/16/2009[1]	5,740,565
		8,816,815
	Road & Rail: 2.3%
	Hertz Corp.,
1,778,000	7.400%, 03/01/2011	1,191,260
3,626,000	7.625%, 06/01/2012	1,776,740
	Rental Service Corp.,
3,500,000	9.500%, 12/01/2014	1,942,500
		4,910,500
	Software: 1.0%
	Pegasus Gaming Corp.,
3,000,000	10.500%, 04/15/2015	2,055,000

	Textiles, Apparel & Luxury Goods: 3.3%
	Brown Shoe Company, Inc.,
9,275,000	8.750%, 05/01/2012	6,909,875

	Wood Product Manufacturing: 0.7%
	Boise Cascade Corp.,
400,000	7.950%, 03/27/2009	370,000
1,150,000	7.315%, 06/15/2009	1,066,625
		1,436,625

	TOTAL CORPORATE BONDS
	(Cost $144,584,320)	125,691,154

	TOTAL BONDS
	(Cost $214,412,480)	194,220,295

	U.S. TREASURY OBLIGATION: 1.9%
	United States Treasury TIPS,
3,963,000	3.875%, 01/15/2009	3,933,591

	TOTAL U.S. TREASURY OBLIGATION
	(Cost $3,869,228)	3,933,591

Shares		Value

	SHORT-TERM INVESTMENT: 3.7%
7,962,571	Federated U.S. Treasury Cash Reserve Fund	7,962,571

	TOTAL SHORT-TERM INVESTMENT
	(Cost $7,962,571)	7,962,571

	TOTAL INVESTMENTS IN SECURITIES: 97.6%
	(Cost $226,244,279)	206,116,457
	Other Assets in Excess of Liabilities: 2.4%	4,998,290
	TOTAL NET ASSETS: 100.0%	$211,114,747

[1]Variable rate security; rate shown is the rate in effect on December 31, 2008.

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows:

Cost of investments	$226,790,651
Gross unrealized appreciation	1,202,673
Gross unrealized depreciation	(21,876,867)
Net unrealized depreciation	$(20,674,194)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008:

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective June 30, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$11,896,162	-
Level 2 - Other Significant observable inputs	194,220,295	-
Level 3 - Significant unobservable inputs	-	-
Total	$206,116,457	$0.00

FAS 157 - Level 3 Reconciliation at December 31, 2008

Investments in Securities

Balance as of 3/31/08	$1,405,388
Realized loss	57,737
Net sales	(1,463,125)
Balance as of 12/31/08	$0

The Osterweis Fund
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 56.2%
	Beverages: 3.0%
174,780	Diageo Plc - ADR	$9,917,017

	Biotechnology: 2.0%
257,070	Charles River Laboratories, Inc.*	6,735,234

	Commercial Services & Supplies: 3.4%
273,007	Republic Services, Inc.	6,767,844
134,450	Waste Management, Inc.	4,455,673
		11,223,517
	Containers & Packaging: 3.2%
560,325	Crown Holdings, Inc.*	10,758,240

	Diversified Telecommunication Services: 2.9%
342,245	AT&T, Inc.	9,753,982

	Electronic Equipment & Instruments: 0.9%
202,450	Agilent Technologies, Inc.*	3,164,293

	Food Products: 3.1%
266,100	Nestle SA1	10,400,489

	Gas & Electric Utilities: 6.0%
670,720	NV Energy, Inc.	6,633,421
414,840	Questar Corp.	13,561,120
		20,194,541
	Health Care Equipment & Supplies: 3.0%
318,470	Medtronic, Inc.	10,006,327

	Health Care Providers & Services: 5.9%
900,555	Healthsouth Corp.	9,870,083
153,360	Laboratory Corp. of America Holdings*	9,877,917
		19,748,000
	Hotels, Restaurants & Leisure: 0.4%
553,150	Carrols Restaurant Group, Inc.*	1,493,505

	Industrial Conglomerates: 2.0%
132,210	Teleflex, Inc.	6,623,721

	Internet & Catalog Retail: 0.7%
287,550	Expedia, Inc.*	2,369,412

	Internet Software & Services: 5.4%
433,550	VeriSign, Inc.*	8,272,134
647,030	Websense, Inc.*	9,686,039
		17,958,173
	IT Services: 2.3%
146,850	Visa, Inc.	7,702,283

	Media: 1.8%
264,950	The McGraw-Hill Companies, Inc.	6,144,191

	Pharmaceuticals: 7.1%
188,075	Johnson & Johnson	11,252,527
110,000	Merck & Co., Inc.	3,344,000
406,760	Valeant Pharmaceuticals International*	9,314,804
		23,911,331
	Special Purpose Acquisition Corporations: 3.1%
1,124,350	Trian Acquisition Corp.*	10,433,968

	TOTAL COMMON STOCKS
	(Cost $217,143,607)	188,538,224

	PARTNERSHIPS AND TRUSTS: 4.0%
366,275	Enterprise Products Partners	7,592,881
430,850	Magellan Midstream Holdings	5,975,890
		13,568,771
	TOTAL PARTNERSHIPS AND TRUSTS
	(Cost $22,429,936)	13,568,771

Principal Amount		Value
	BONDS: 17.1%

	CONVERTIBLE BONDS: 6.8%
	Communications Equipment: 2.6%
	Amdocs Ltd,
$2,845,000	0.500%, 03/15/2024	2,823,663
	CommScope, Inc.,
6,000,000	1.000%, 03/15/2024	6,000,000
		8,823,663
	Electronic Equipment, Instruments & Components: 1.7%
	Avnet, Inc.,
5,827,000	2.000%, 03/15/2034	5,761,446

	Software: 0.9%
	Red Hat, Inc.,
2,860,000	0.500%, 01/15/2024	2,863,575

	Wireless Telecommunication Services: 1.6%
	American Tower Corp.,
5,800,000	5.000%, 02/15/2010	5,459,250

	TOTAL CONVERTIBLE BONDS
	(Cost $22,399,120)	22,907,934

	CORPORATE BONDS: 10.3%
	Computers & Peripherals: 1.3%
	NCR Corp.,
4,375,000	7.125%, 06/15/2009	4,388,304

	Food Manufacturing: 2.0%
	Dean Foods Co.,
6,750,000	6.625%, 05/15/2009	6,716,250

	Household Durables: 1.8%
	Whirlpool Corp.,[2]
6,375,000	2.496%, 06/15/2009	6,037,546

	Motor Vehicle Parts & Accessories: 2.2%
	Stoneridge, Inc.,
10,000,000	11.500%, 05/01/2012	7,250,000

	Office Electronics: 1.3%
	Xerox Corp.,[2]
4,770,000	2.598%, 12/18/2009	4,410,666

	Retail: 1.7%
	Home Depot, Inc.,[2]
5,875,000	2.046%, 12/16/2009	5,551,575

	TOTAL CORPORATE BONDS
	(Cost $37,456,665)	34,354,341

	TOTAL BONDS
	(Cost $59,855,785)	57,262,275

	U.S. TREASURY OBLIGATION: 2.3%
	United States Treasury TIPS,
7,793,900	3.875%, 01/15/2009	7,736,061

	TOTAL U.S. TREASURY OBLIGATION
	(Cost $7,609,483)	7,736,061

Shares		Value
	SHORT-TERM INVESTMENT: 21.1%
70,993,031	Federated U.S. Treasury Cash Reserve Fund	70,993,031

	TOTAL SHORT-TERM INVESTMENT	70,993,031
	(Cost $70,993,031)

	TOTAL INVESTMENTS IN SECURITIES: 100.7%
	(Cost $378,031,842)	338,098,362
	Liabilities in Excess of Other Assets: (0.7)%	(2,421,353)
	TOTAL NET ASSETS: 100.0%	$335,677,009

ADR - American Depository Receipt.
* Non-income producing security.
[1]Security denominated in a foreign currency.
[2]Variable rate security; rate shown is the rate in effect on December 31, 2008.

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows:

Cost of investments	$375,334,850
Gross unrealized appreciation	14,805,285
Gross unrealized depreciation	(52,041,773)
Net unrealized depreciation	$(37,236,488)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008:

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective June 30, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$280,836,087	-
Level 2 - Other Significant observable inputs	57,262,275	-
Level 3 - Significant unobservable inputs	-	-
Total	$338,098,362	$0.00

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/ Robert M. Slotky
Robert M. Slotky, President

Date  February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  February 20, 2009

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  February 19, 2009

* Print the name and title of each signing officer under his or her signature.